MAINLAND CHINA CONTRIBUTION PLAN (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating expense [Member]
Defined Contribution Plan Disclosure [Line Items]
Total provisions for employee benefits	$ 95,831